February 11, 2010

Karen J. Garnett
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3010
Washington, DC 20549

Re:	Klein Retail Centers, Inc.
Amendment No. 6
File No. 333-157962

Ms. Garnett:

We file herewith Amendment No. 6 to the Klein Retail Centers, Inc. registration statement which changes the per share offering price from $5.00 per share to $5.25 per share and the changes resultant from such offering increase.

Sincerely,

Lee W. Cassidy